Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
NRG provides services to some of its equity method investments under operations and maintenance agreements. Fees for the services under these agreements include recovery of NRG's costs of operating the plants. Certain agreements also include fees for administrative service, a base monthly fee, profit margin and/or annual incentive bonus.
The following table summarizes NRG's material related party transactions with third party affiliates:

	Year Ended December 31,
(In millions)	2019	2018	2017
Revenues from Related Parties Included in Operating Revenues
Gladstone	$4	$3	$3
GenConn(a)	—	4	5
Ivanpah(b)	35	20	—
Midway-Sunset	5	5	—
Total	$44	$32	$8
(a) As of August 31, 2018, NRG no longer had an ownership interest in GenConn as a result of the sale of its ownership interests in NRG Yield, Inc. and its Renewables Platform
(b) Also includes fees under project management agreements with each project company. Ivanpah became a related party to NRG upon deconsolidation in the second quarter of 2018
Services Agreement and Transition Services Agreement with GenOn
The Company provided GenOn with various management, personnel and other services, which included human resources, regulatory and public affairs, accounting, tax, legal, information systems, treasury, risk management, commercial operations, and asset management, as set forth in the services agreement with GenOn, or the Services Agreement. The annual fees under the Services Agreement was approximately $193 million and management had concluded that this method of charging overhead costs was reasonable. In connection with the Restructuring Support Agreement in 2017, NRG agreed to provide shared services to GenOn under the Services Agreement for an adjusted annualized fee of $84 million.
In December 2017, in conjunction with the confirmation of the GenOn Entities' plan of reorganization, the Services Agreement was terminated and replaced by the transition services agreement. Under the transition services agreement, NRG provided the shared services and other separation services at an annualized rate of $84 million, subject to certain credits and adjustments. GenOn provided notice to NRG of its intent to terminate the transition services agreement effective August 15, 2018 and in connection with the settlement agreement described in Note 4, Acquisitions, Discontinued Operations and Dispositions, all amounts owed and payable to NRG were settled against the $28 million credit provided for in the Restructuring Support Agreement. For the year ended December 31, 2018 , NRG recorded approximately $53 million, under the transition services agreement against selling, general and administrative expenses post-Chapter 11 Filing. For the year ended December 31, 2017 , NRG recorded other income - affiliate related to these services of $87 million prior to the Chapter 11 Filing and $42 million against selling, general and administrative expenses post-Chapter 11 Filing.
Credit Agreement with GenOn
NRG and GenOn were party to a secured intercompany revolving credit agreement. The intercompany revolving credit agreement provided for a $500 million revolving credit facility, all of which was available for revolving loans and letters of credit. As a result of the GenOn bankruptcy, no additional revolving loans or letters of credit were available to GenOn. As of December 31, 2017, $92 million of letters of credit were issued and outstanding. As a result of the GenOn Settlement, as further described in Note 4, Acquisitions, Discontinued Operations and Dispositions, outstanding borrowings were repaid to NRG, except for certain LCs issued which are further discussed below. The facility was terminated on December 14, 2018.
On December 7, 2018, NRG, GenOn and REMA entered into an agreement to support the outstanding LCs from the intercompany revolving credit agreement previously issued. As of December 31, 2019, $14 million was outstanding. GenOn and REMA have provided support for these outstanding LCs through back-to-back letters of credit and cash collateral. The outstanding letters of credit will continue to accrue any contractual fees and expenses until they are terminated.